Summary of significant accounting policies (Details)	12 Months Ended							0 Months Ended	12 Months Ended		0 Months Ended											12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY	Dec. 31, 2009 USD ($)	May 12, 2010 Common Shares [Member] USD ($)	Dec. 31, 2012 Common Shares [Member]	Dec. 31, 2011 Common Shares [Member]	May 12, 2010 Forum Warrants [Member] USD ($)	Apr. 15, 2010 Forum Warrants [Member] USD ($)	Dec. 31, 2012 Henan Lianhe Real Estate Co., Ltd. [Member]	Dec. 31, 2012 Guaranteed Senior Secured Note [Member]	Apr. 15, 2010 Guaranteed Senior Secured Note [Member] USD ($)	Dec. 31, 2012 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2011 Withdrawal Restrictions [Member] USD ($)	Dec. 31, 2012 Designated For Project Development [Member] USD ($)	Dec. 31, 2011 Designated For Project Development [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Short Term Loans [Member] USD ($)	Dec. 31, 2012 Restricted Cash Related to Long Term Loans [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]
Accounting Policies [Line Items]
Change in fair value of warrant liability					$ 841,560
RMB exchange rate to USD		6.2855		6.3009		6.6227
Foreign currency exchange rate period average		6.3124		6.4614		6.7704
Cash and cash equivalents:
Cash and cash equivalents	496,204,796		319,218,155		213,325,871		157,800,190
Revenue recognition:
Deposits from customers	162,000,000		178,300,000
Revenue recognized under the full accrual method	8,200,000
Down payment, percentage	10.00%	10.00%
Second payment, percentage	20.00%	20.00%
Third payment, percentage																						30.00%	40.00%
Accounts receivable
Threshold at which purchase price is deferred	50.00%	50.00%
Retirement benefits
Employer match of eligible compensation of employees, percent of average salary	41.00%	41.00%
Retirement benefits expense	2,598,959		1,783,144		1,397,426
Required repatriation	10.00%	10.00%
Minimum percentage of Statutory Surplus Reserve	50.00%	50.00%
Required percentage of Statutory Reserve prior to distributions	25.00%	25.00%
LAT Progressive Rate																						30.00%	60.00%
Advertising and promotion expenses	15,900,532		13,767,135		9,117,423
Lease expenses	1,974,787		2,148,169		1,653,781
Property warranty
Percentage of contract cost withheld	5.00%	5.00%
Contract cost withholding term																						2 years	5 years
Restricted cash:
Restricted cash																36,597,624	49,627,126	54,682,645	93,757,218	25,971,305	28,478,244
Debt Instrument [Line Items]
Stated rate														15.60%	15.60%
Convertible subordinated debt															40,000,000
Repurchase price, percentage															100.00%
Remaining debt issuance cost	104,196
Long-term investments:
Equity interest in a real estate industry company													1.85%
Class of Warrant or Right [Line Items]
Fair value of warrants												3,049,509
Number of shares covered by warrant												1,516,882
Exercise price, per warrant								$ 0.01			$ 0.01	$ 0.01
Common Shares Purchased Due To Warrant Exercised								1,516,882			1,516,882
Share Repurchase Program
Stock repurchase program authorized amount	20,000,000		10,000,000
Treasury share repurchases, shares									4,091,650	7,543,530
Treasury share repurchases	$ 5,708,281		$ 7,958,841